UNITED STATES
                          SECURITIES AND EXCHANGE COMMISSION
                                WASHINGTON, D.C. 20549
                                 ____________________


                                     FORM 13F

                              FORM 13F COVER PAGE

Report for the Quarter Ended :         March 31, 2000

Check here if Amendment [  ]; Amendment number:
This amendment (check only one):  [  ] is a restatement.
                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:         Mid-Continent Capital, LLC
Address: 55 West Monroe
         Suite 3560
         Chicago, IL 60603

13F File Number:   28-5684

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all infomation contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Name:         John D. Mabie
Title:        Chairman
Phone:        312-372-6100
Signature, Place, and Date of Signing:

    John D. Mabie       Chicago, IL    May 5, 2000


Report Type (check only one):
[x ]     13f Holdings Report
[  ]     13f Notice
[  ]     13f Combination Report

List of Other Managers Reporting for this Manager:
none

I am signing this report as required by the Securities and Exchange
Act of 1934.

         13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:          none

Form 13F Information Table Entry Total:          85

Form 13f Information Table Value Total:          443,538

                                                                  FORM 13F
INFORMATION TABLE
                                                           VALUE   SHARES/  SH/
PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN
CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- ---
---- ------- ------------ -------- -------- --------
Abbott Labs                    Com              002824100     3831   108870 SH
     SOLE                    51270             57600
Acxiom Corporation             Com              005125109     2288    68800 SH
     SOLE                    66800              2000
Alexandria Realty              Com              015271109     5191   173050 SH
     SOLE                   170050              3000
Allegiance Telecom Inc Com     Com              01747T102     1359    16856 SH
     SOLE                    16856
American Home Products Corp.   Com              026609107      717    13336 SH
     SOLE                    13336
American International Group   Com              026874107      223     2040 SH
     SOLE                     2040
Aon Corp.                      Com              037389103      619    19187 SH
     SOLE                     1687             17500
Apache Corp.                   Com              037411105    14597   293400 SH
     SOLE                   293400
Avery Communications Com       Com              053605101      142    40000 SH
     SOLE                    40000
BMC Software                   Com              055921100    12436   251878 SH
     SOLE                   242878              9000
BP Amoco P L C Sponsored Adr   Com              055622104      576    10814 SH
     SOLE                    10814
Bellsouth Corp.                Com              079860102      285     6080 SH
     SOLE                     1080              5000
Boston Properties Inc Com      Com              101121101     1040    32700 SH
     SOLE                    32700
Bristol-Myers                  Com              110122108     3702    63824 SH
     SOLE                    48224             15600
C.H. Robinson                  Com              12541W100    10038   269477 SH
     SOLE                   269477
CSG Systems International Inc. Com              126349109     2587    53000 SH
     SOLE                    53000
CVS Corporation                Com              126650100    22818   607468 SH
     SOLE                   585584             21884
Castle Energy Corp.            Com              148449309      163    31500 SH
     SOLE                    31500
Catalina Marketing Corp        Com              148867104      202     2000 SH
     SOLE                     2000
Charter One Finl Inc Com       Com              160903100      302    14386 SH
     SOLE                    14386
Churchill Downs Inc Com        Com              171484108      396    15000 SH
     SOLE                    15000
Cisco Systems Inc              Com              17275R102      727     9400 SH
     SOLE                     9400
Clintrials Research Inc.       Com              188767107       41    10700 SH
     SOLE                    10700
Coca-Cola Company              Com              191216100      529    11276 SH
     SOLE                     7476              3800
Dallas Semiconductor           Com              235204104    24693   676510 SH
     SOLE                   658510             18000
DeVry                          Com              251893103    21748   713046 SH
     SOLE                   713046
Delta Air Lines Inc.           Com              247361108    10376   194850 SH
     SOLE                   194350               500
Duke-Weeks Realty              Com              264411505     4395   229800 SH
     SOLE                   229800
EMC Corp/Mass                  Com              268648102      567     4500 SH
     SOLE                     4500
EOG Res Inc Com                Com              26875P101    12405   585500 SH
     SOLE                   582500              3000
Emerson Electric               Com              291011104      319     6000 SH
     SOLE                     6000
Exxon Mobil Corp.              Com              302290101      439     5628 SH
     SOLE                     5628
Fedl Natl Mtg Assn             Com              313586109      396     7000 SH
     SOLE                     7000
First Data Corporation         Com              319963104      550    12400 SH
     SOLE                    12400
Firstar Corp New Wis Com       Com              33763v109      310    13509 SH
     SOLE                    13509
Freddie Mac (Federal Home Ln M Com              313400301    12576   284600 SH
     SOLE                   282600              2000
GTE Corp.                      Com              362320103      259     3648 SH
     SOLE                     3648
General Electric Co.           Com              369604103    25195   161893 SH
     SOLE                   147493             14400
H & R Block                    Com              093671105    16023   358050 SH
     SOLE                   354050              4000
Hewlett Packard Co.            Com              428236103      625     4704 SH
     SOLE                     4704
Home Depot Incorporated        Com              437076102      500     7750 SH
     SOLE                     7750
IBM                            Com              459200101    21241   180005 SH
     SOLE                   179005              1000
Illinois Tool Works Inc.       Com              452308109     1337    24200 SH
     SOLE                    24200
Intel Corp.                    Com              458140100    23038   174616 SH
     SOLE                   173516              1100
International Speedway         Com              460335201     1797    40000 SH
     SOLE                    40000
Interpublic Group Cos Inc      Com              460690100      660    13976 SH
     SOLE                    12976              1000
Johnson & Johnson              Com              478160104     6559    93370 SH
     SOLE                    93370
LaSalle Hotel Properties       Com              517942108     8211   656900 SH
     SOLE                   646900             10000
Louis Dreyfus Nat Gas Com      Com              546011107     6831   200900 SH
     SOLE                   200900
Lowe's Companies               Com              548661107      467     8000 SH
     SOLE                                       8000
Lucent Technologies            Com              549463107      208     3400 SH
     SOLE                     3400
Medquist Inc Com               Com              584949101     8102   298000 SH
     SOLE                   294100              3900
Merck & Co.                    Com              589331107    13913   223950 SH
     SOLE                   207550             16400
Microsoft                      Com              594918104     5182    48770 SH
     SOLE                    48770
Minnesota Mng & Mfg Co         Com              604059105     1020    11514 SH
     SOLE                      514             11000
Molex                          Com              608554101      290     4942 SH
     SOLE                     4942
Molex Class A                  Com              608554200     1345    30304 SH
     SOLE                    30304
Motorola, Inc.                 Com              620076109      424     2902 SH
     SOLE                     2902
Newell Rubbermaid Inc.         Com              651229106      787    31720 SH
     SOLE                    18520             13200
Northern Trust Corp.           Com              665859104    32628   482925 SH
     SOLE                   464325             18600
Old Kent Financial             Com              679833103      347    10850 SH
     SOLE                    10850
Outback Steakhouse             Com              689899102      641    20000 SH
     SOLE                    20000
Privatebankcorp Inc Com        Com              742962103      118    11200 SH
     SOLE                    11200
Procter & Gamble Co.           Com              742718109      316     5600 SH
     SOLE                     2000              3600
Q Med Com                      Com              747914109      374    32000 SH
     SOLE                    32000
Reliastar Financial Corp.      Com              75952U103    10203   301200 SH
     SOLE                   301200
SPSS Inc                       Com              78462K102     1863    58672 SH
     SOLE                    58672
Sara Lee Corp                  Com              803111103    12783   710150 SH
     SOLE                   659350             50800
Schering-Plough                Com              806605101     2725    73400 SH
     SOLE                    73400
Sepracor, Inc.                 Com              817315104      364     5000 SH
     SOLE                     5000
Sprint Corporation             Com              852061100      304     4800 SH
     SOLE                     4800
Starbucks Corp.                Com              855244109     8676   193600 SH
     SOLE                   193600
Steris Corporation             Com              859152100      102    10000 SH
     SOLE                    10000
Sun Microsystems               Com              866810104      281     3000 SH
     SOLE                     3000
Texas Instruments Inc.         Com              882508104      256     1600 SH
     SOLE                     1600
United Parcel Services         Com              911312106    13050   207180 SH
     SOLE                   204780              2400
Walgreen Co.                   Com              931422109     2377    92300 SH
     SOLE                    92300
Walt Disney                    Com              254687106     1255    30431 SH
     SOLE                    30431
Wells Fargo & Co.              Com              949746101     6023   147814 SH
     SOLE                   147814
Worldcom Inc.                  Com              98157D106     8736   192800 SH
     SOLE                   190300              2500
Zebra Technology               Com              989207105    19740   394800 SH
     SOLE                   385800              9000
Alexandria Real Est Eq Pfd $2. Pfd              015271208     1497    75300 SH
     SOLE                    75300
Prologis Trust Preferred Cv  S Pfd. Conv.       743410300      976    40650 SH
     SOLE                    40650
Morgan Stanley Emerging Market Com              61744G107      209 12051.0000SH
     SOLE               12051.0000
JG Inds Inc Com New                             466145208       97   106964 SH
     SOLE                   106964